Supplementary Information To The Statements Of Loss	3 Months Ended
Jun. 30, 2024
Supplementary Information To The Statements Of Loss
Supplementary Information To The Statements Of Loss

13. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

(a) Salaries, fees and benefits

Salaries, fees and benefits included in exploration and evaluation expenses and administration expenses are as follows:

	Three months ended June 30,
	2024(1)	2023(1)
Salaries, fees and benefits	($)	($)
Exploration and evaluation expenses	2,456,000	944,000
Administration expenses(2)	81,000	56,000
	2,537,000	1,000,000

(1) rounded to the nearest thousand dollar

(2) includes salaries and benefits included in office and administration expenses (Note 13(b)) and other salaries and benefits expenses classified as administration expenses

(b) Office and administration expenses

Office and administration expenses include the following:

	Three months ended June 30,
	2024(1)	2023(1)
	($)	($)
Salaries and Benefits	81,000	59,000
Data processing and retention	4,000	3,000
Insurance	7,000	7,000
Other office expenses	8,000	5,000
	100,000	74,000

(1)   rounded to the nearest thousand dollar